BANK AND OTHER BORROWINGS (Schedule of Maturities of Long-Term and Other Debt) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 07, 2021 CNY (¥)	Aug. 31, 2021	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Derivative liability
Proceeds from convertible note	¥ 20,000		¥ 20,000
Convertible debt term		2 years
Conversion ratio			4.75
Long-term bank and other borrowings
Derivative liability
Within one year				¥ 343,982	$ 49,873
Between one and two years				542,952	78,721
Between two and three years				380,079	55,106
Between three and four years				358,615	51,994
Above four years				1,189,781	172,502
Total				¥ 2,815,409	$ 408,196